Derivatives - Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash Flow Hedges | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	₩ (132,203)	₩ 15,492
Hedge ineffectiveness recognized in profit or loss	[1]	(47,854)	(49,882)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	(65)
Cash Flow Hedges | Discontinuation of cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income			0
From cash flow hedge reserve to profit or loss Reclassified amount		9,270	8,799
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	32,159	14,439
Hedge ineffectiveness recognized in profit or loss	[1]	(54,969)	(14,955)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	124,214	24,464
Hedges of net investment
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(125,837)	(44,594)
Hedge ineffectiveness recognized in profit or loss		(106,919)	(66,931)
From cash flow hedge reserve to profit or loss Reclassified amount		133,419	33,263
Hedges of net investment | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(25,793)	(74,525)
Hedge ineffectiveness recognized in profit or loss	[1]	(4,096)	₩ (2,094)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	₩ 0

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.